Investments - Schedule of Other Investments at Fair Value (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 661.5	$ 485.7
Hedge Fund Investments
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 364.2	$ 230.8
Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	100.00%	100.00%
Credit Rating | Credit Concentration Risk | Hedge Fund Investments
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	55.00%	48.00%
Fixed income funds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 272.8	$ 243.0
Fixed income funds | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	41.00%	50.00%
Credit
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 25.7	$ 25.0
Credit | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	3.00%	5.00%
Global macro
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 49.7	$ 41.6
Global macro | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	8.00%	9.00%
Long/short
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 189.5	$ 67.4
Long/short | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	29.00%	14.00%
Multi-strategy and event-driven
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 99.3	$ 96.8
Multi-strategy and event-driven | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	15.00%	20.00%
Private credit funds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 24.5	$ 11.9
Private credit funds | Credit Rating | Credit Concentration Risk
Debt Securities, Available-for-Sale [Line Items]
Concentration risk, percentage	4.00%	2.00%